Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets	12 Months Ended
Dec. 31, 2022
Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	2 years
Customer Contracts [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	4 years
Transponder Rights [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	1 year
Software [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	3 years
Patent [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	3 years
Bottom of range [member] | Customer Relationships [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	4 years
Bottom of range [member] | Concession Rights [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	1 year
Top of range [member] | Customer Relationships [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	6 years
Top of range [member] | Concession Rights [Member]
Intangible Assets (Details) - Schedule of remaining useful lives of the intangible assets [Line Items]
Remaining useful lives of intangible assets	15 years